Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent events
Note 16.	Subsequent Events

2013 Omnibus Incentive Compensation Plan

On July 17, 2013, the board of directors of APAM approved the issuance of 1,575,157 restricted shares of Class A common stock to employees of the Company and its subsidiaries pursuant to the Company’s 2013 Omnibus Incentive Compensation Plan. In general, these awards will vest pro rata in the third fiscal quarter of each of the next five years. Compensation expense associated with these awards is expected to be approximately $79,200, which will be recognized over the five-year vesting period.

Distributions and dividends

On July 17, 2013, the board of directors of APAM declared a distribution by Artisan Partners Holdings of $19,080 to holders of Artisan Partners Holdings partnership units, including APAM. On the same date, the board declared a $0.43 per share dividend with respect to APAM’s Class A common stock. The APAM dividend is payable on August 26, 2013, to shareholders of record as of August 12, 2013.

17.	Subsequent events

Artisan evaluated subsequent events through October 15, 2013, the issuance date of its financial statements, and determined that no subsequent events had occurred that would require additional disclosures, other than the IPO and related reorganization disclosed in Note 1 and as described below.

In January 2013, Artisan’s relationship with a former portfolio co-manager of its Global Equity strategy was terminated. Under the terms of the termination package, the incremental expense to be recorded in January 2013 will be $5,987.

In connection with the March 12, 2013 IPO, APAM and Holdings entered into a series of transactions in order to reorganize their capital structures and complete the IPO. The reorganization transactions included, among others, the following:

•	Appointment of APAM as the sole general partner of Holdings.

•

Modification of APAM’s capital structure into three classes of common stock and a series of convertible preferred stock. Shares of Class B common stock, Class C common stock and convertible preferred stock were issued to pre-IPO partners of Holdings.

•

Merger (the “H&F Corp Merger”) into APAM of a corporation (“H&F Corp”) that at the time of the merger was a holder of preferred units and contingent value rights (“Partnership CVRs”) issued by Holdings and Class C common stock of APAM. As consideration for the merger, the shareholder of H&F Corp received shares of APAM’s convertible preferred stock, contingent value rights (“APAM CVRs”) issued by APAM, and the right to receive an amount of cash equal to H&F Corp’s share of the post-IPO distribution of Holdings pre-IPO retained profits.

•

Entry by APAM into two tax receivable agreements (“TRAs”), one with the pre-merger shareholder of H&F Corp and the other with each limited partner of Holdings. Pursuant to the first TRA, APAM will pay to the counterparty a portion of certain tax benefits realized by APAM as a result of the H&F Corp Merger. Pursuant to the second TRA, APAM will pay to the counterparties a portion of certain tax benefits realized by APAM as a result of the purchase of Class A common units in connection with the IPO and future redemptions or exchanges of limited partner units of Holdings for APAM Class A common stock.

On July 17, 2013, the board of directors of APAM approved the issuance of 1,575,157 restricted shares of Class A common stock to employees of the Company and its subsidiaries pursuant to the Company’s 2013 Omnibus Incentive Compensation Plan. In general, these awards will vest pro rata in the third fiscal quarter of each of the next five years. Compensation expense associated with these awards is expected to be approximately $79.2 million, which will be recognized over the five-year vesting period.

On July 17, 2013, the board of directors declared a $0.43 per share dividend with respect to APAM’s Class A common stock. The dividend was paid on August 26, 2013, to shareholders of record as of August 12, 2013.

Including the distributions made in connection with the IPO, Artisan Partners Holdings distributed $245.1 million from January 1, 2013 through October 15, 2013 to holders of Artisan Partners Holdings partnership units, including APAM